Silent Partnerships (Tables)	6 Months Ended
Jun. 30, 2022
Silent Partnerships Abstract
Schedule of continuity of the company’s silent partnerships
	3% SPAs	3.5% SPAs	8.5% SPAs	8% SPAs	Total
Balance, January 1, 2021	$288,558	$43,313	$1,030,167	$456,212	$1,818,250
Issued during the year	236,636	-	-	-	236,636
Discount	-	-	(51,410)	-	(51,410)
Accretion	34,970	3,214	30,018	10,093	78,295
Effects of currency translation	(31,315)	(3,256)	(73,694)	(33,387)	(141,652)
Balance, December 31, 2021	$528,849	$43,271	$935,081	$432,918	$1,940,119
Accretion	19,166	1,557	14,066	4,704	39,493
Effects of currency translation	(42,294)	(3,460)	(73,967)	(34,171)	(153,892)
Balance, June 30, 2022	$505,721	$41,368	$875,180	$403,451	$1,825,720